BALANCE SHEET - Since Inception	Oct. 09, 2020 USD ($)
CURRENT ASSETS:
Cash	$ 86,431
TOTAL CURRENT ASSETS	86,431
CURRENT LIABILITIES:
Accounts payable	150
TOTAL CURRENT LIABILITIES	150
STOCKHOLDERS' EQUITY
Common Stock, Value	86,292
Accumulated deficit	(11)
TOTAL STOCKHOLDERS' EQUITY	86,281
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 86,431